Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenues	$ 366,023	¥ 2,388,299	¥ 1,893,513	¥ 1,357,837
General and administrative	(31,157)	(203,299)	(161,160)	(161,839)
Foreign exchange loss	(231)	(1,510)	(1,489)	631
Other income, net	7,543	49,218	27,730	16,274
Share of (loss)/gain in subsidiaries, the VIE and the VIE' subsidiaries	0	0	162	(1,449)
(Loss)/income before income tax	3,038	19,824	8,131	(40,316)
Income tax expenses	(1,385)	(9,034)	(1,684)	(1,681)
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	526	3,430	(11,765)	(42,614)
Comprehensive loss	(2,945)	(19,216)	(14,680)	(44,295)
Parent company [member]
Condensed Statement of Income Captions [Line Items]
Cost of revenues	(333)	(2,175)
General and administrative	(13,168)	(85,919)	(5,693)
Foreign exchange loss	(232)	(1,515)	(1,457)
Other income, net	5,445	35,527
Share of (loss)/gain in subsidiaries, the VIE and the VIE' subsidiaries	8,814	57,512	(4,615)	(42,614)
(Loss)/income before income tax	526	3,430	(11,765)	(42,614)
Income tax expenses	0	0
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	526	3,430	(11,765)	(42,614)
Comprehensive loss	$ 526	¥ 3,430	¥ (11,765)	¥ (42,614)